Note 25 - Fair Value of Financial Instruments - Schedule of Fair Value Measurement Inputs Level 1 (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	€ 19,464	€ 20,004	€ 21,989	€ 13,578
Liabilities:
Short-term borrowings	3,683	2,718
Long-Term Debt	1,830	1,217
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents	19,464	20,004
Liabilities:
Short-term borrowings	3,683	2,718
Long-Term Debt	1,830	1,217
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Investor Warrants		€ 840